Interest and Finance Costs (Schedule of interest and finance costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest and Finance Costs
Interest expense, debt	$ 21,983	$ 18,067	$ 20,163
Finance liabilities interest expense	2,735
Amortization of debt and finance liabilities issuance costs	2,286	1,865	1,066
Loan and other expenses	415	307	285
Interest expense and finance costs	$ 27,419	$ 20,239	$ 21,514